Lease Liabilities - Additional Information (Details)		12 Months Ended
	Sep. 22, 2020 CAD ($) Lease_agreement	Dec. 31, 2021 CAD ($) Lease_agreement	Dec. 31, 2020 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Number Of Lease Agreements Terminated | Lease_agreement	17	2
Purchase of leased equipments related to terminated lease agreements	$ 79,118
Gain loss on termination of leases	$ 7,533	$ 1,600	$ 7,533
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average lessees incremental borrowing rate applied to lease liabilities		3.00%	7.00%
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average lessees incremental borrowing rate applied to lease liabilities		12.50%	12.50%